LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES [Abstract}
LEASE LIABILITIES
14.	LEASE LIABILITIES

The Company has recognized lease liabilities on its office and equipment leases:

	Office	Equipment	Total
Balance, December 31, 2020	$1,274	$1,360	$2,634
Recognition of liability	93	—	93
Lease payments	(326)	(1,247)	(1,573)
Accretion – G&A	89	1	90
Accretion – E&E (Note 9)	14	54	68
Balance, December 31, 2021	$1,144	$168	$1,312
Recognition of liability	1,392	1,354	2,746
Lease payments	(357)	(120)	(477)
Derecognition	—	(155)	(155)
Accretion – G&A	72	1	73
Accretion – E&E (Note 9)	29	34	63
Balance, December 31, 2022	$2,280	$1,282	$3,562

Current lease liabilities	$326	$168	$494
Long-term lease liabilities	818	—	818
Total lease liabilities, December 31, 2021	$1,144	$168	$1,312

Current lease liabilities	$243	$302	$545
Long-term lease liabilities	2,037	980	3,017
Total lease liabilities, December 31, 2022	$2,280	$1,282	$3,562

14.	LEASE LIABILITIES (continued)

The following table provides a schedule of undiscounted liabilities relating to leases which have commenced as at December 31, 2022:

Lease payments due within:	Office	Equipment	Total
1 year	$409	$397	$806
1 - 5 years	2,301	1,091	3,392
Total	$2,710	$1,488	$4,198